Operating Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Components of Operating Expenses

The components of operating expenses include the following:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2025	2024	2025	2024
Salaries, commissions and allowances	593	601	1,166	1,171
Share-based payments	29	23	57	42
Post-employment benefits	36	31	68	62
Total staff costs	658	655	1,291	1,275
Goods and services(1)	370	353	740	726
Content	68	69	146	140
Telecommunications	12	10	23	19
Facilities	9	9	18	19
Fair value adjustments(2)	7	(6)	14	(8)
Total operating expenses	1,124	1,090	2,232	2,171

(1)
Goods and services include technology-related expenses, professional fees, consulting, contractors, marketing and other general and administrative costs.
(2)
Fair value adjustments primarily represent gains or losses due to changes in foreign currency exchange rates on intercompany balances that arise in the ordinary course of business.